UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/06

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-3506

Signature, Place and Date of signing:

 /s/ Pamela K. Hagenah
--------------------------------------------------------------------------------
    Pamela K. Hagenah         Menlo Park, California           November 2, 2006
    [Signature]                   [City, State]                    [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                   -0-
                                        ------------------------------

Form 13F Information Table Total:                     30
                                        ------------------------------

Form 13F Information Table Value Total:             $372,569
                                        ------------------------------
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                              TITLE                     VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS        CUSIP     (X$1,000)    PRN AMT    PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE
---------------------      ----------     ----------  ----------   --------   ---- ----- -------- --------   -----   -------   ----

APPLE COMPUTER                COMM STK    037833100     17,321     225,000    SH         SOLE               225,000      0       0

BLUE COAT SYSTEMS INC         COMM STK    09534T508      7,204     400,000    SH         SOLE               400,000      0       0

BROADCOM CORP                 CL A        111320107     19,721     650,000    SH         SOLE               650,000      0       0

CITRIX SYS INC                COMM STK    177376100     14,484     400,000    SH         SOLE               400,000      0       0

COMBINATORX INC               COMM STK    20010A103      4,361     700,000    SH         SOLE               700,000      0       0

CONOR MEDSYSTEMS INC.         COMM STK    208264101     16,499     700,000    SH         SOLE               700,000      0       0

F5 NETWORKS INC               COMM STK    315616102      9,670     180,000    SH         SOLE               180,000      0       0

FOXHOLLOW TECHNOLOGIES INC    COMM STK    35166A103     10,288     300,900    SH         SOLE               300,900      0       0

GENOMIC HEALTH INC            COMM STK    37244C101     11,559     799,400    SH         SOLE               799,400      0       0

GOOGLE INC                    COMM STK    38259P508     24,114      60,000    SH         SOLE                60,000      0       0

GREENFIELD ONLINE INC.        COMM STK    395150105     10,390   1,000,000    SH         SOLE              1,000,000     0       0

IKANOS COMMUNICATIONS INC.    COMM STK    45173E105      7,062     600,000    SH         SOLE               600,000      0       0

IMMUNICON CORP                COMM STK    45260A107      3,860     881,300    SH         SOLE               881,300      0       0

JUPITERMEDIA CORP             COMM STK    48207D101     14,073   1,625,000    SH         SOLE              1,625,000     0       0

MAXIM INTEGRATED PRODS INC    COMM STK    57772K101      9,828     350,000    SH         SOLE               350,000      0       0

MSYSTEMS LTD                  SHS         M7061C100     10,060     250,000    SH         SOLE               250,000      0       0

NEUSTAR INC                   CL A        64126X201      2,775     100,000    SH         SOLE               100,000      0       0

NUVASIVE INC.                 COMM STK    670704105      7,517     373,814    SH         SOLE               373,814      0       0

PHARMACYCLICS                 COMM STK    716933106      2,673     550,000    SH         SOLE               550,000      0       0

POWERDSINE LTD.               COMM STK    M41415106      9,510   1,000,000    SH         SOLE              1,000,000     0       0

PROTALEX INC.                 COMM STK    99DT999A6      2,950   1,250,000    SH         SOLE              1,250,000     0       0

QUALCOMM INC                  COMM STK    747525103     18,175     500,000    SH         SOLE               500,000      0       0

RED HAT INC                   COMM STK    756577102     12,648     600,000    SH         SOLE               600,000      0       0

SALESFORCE COM INC            COMM STK    79466L302     28,704     800,000    SH         SOLE               800,000      0       0

SIRF TECHNOLOGY HOLDINGS INC  COMM STK    82967H101     23,990   1,000,000    SH         SOLE             1,000,000      0       0

SONICWALL INC                 COMM STK    835470105     19,110   1,750,000    SH         SOLE             1,750,000      0       0

SUNTECH PWR HLDGS CO LTD      COMM STK    86800C104      5,166     200,000    SH         SOLE               200,000      0       0

VERISIGN INC.                 COMM STK    92343E102     23,735   1,175,000    SH         SOLE             1,175,000      0       0

WEBEX COMMUNICATIONS INC.     COMM STK    94767L109     17,559     450,000    SH         SOLE               450,000      0       0

WEBSENSE INC                  COMM STK    947684106      7,564     350,000    SH         SOLE               350,000      0       0



GRAND TOTAL                                           $372,569
